Bank Loans	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
BANK LOANS

NOTE 4 – BANK LOANS

Bank loans of $4,987,904 represented amount due to one financial institution in Hong Kong that are repayable in a term of 30 years, with 360 monthly installments and interest is charged at the annual rate of 2.5% below its best lending rate.

Revolving credit line of $6,302,884 is expected to be repaid in the next twelve months and interest is charged at the rate of 1.63% per annum over the Hong Kong Dollar Best Lending Rate.

At June 30, 2021, the banking facilities of the Company were secured by:

●	Personal guarantee by the directors of the Company’s subsidiary;

●	Legal charge and rental assignment over the leasehold land and buildings owned by its related companies which are controlled by the major shareholder of the Company, Mr. Chan Tin Chi; and

●	Hong Kong Mortgage Corporation Limited.

At June 30, 2021 and December 31, 2020, bank loans consisted of the following:

	June 30, 2021	December 31, 2020
Mortgage loan	$4,987,904	$5,064,142
Line of revolving loan	6,302,884	6,322,417

Total bank loans	$11,290,788	$11,386,559

Reclassifying as:
Current portion	$6,426,211	$6,446,139
Long-term portion (more than 12 months)	4,864,577	4,940,420

Total bank loans	$11,290,788	$11,386,559

Interest related to the bank loans was $54,357 and $48,394 for the three months ended June 30, 2021 and 2020, respectively.

Interest related to the bank loans was $110,107 and $144,225 for the six months ended June 30, 2021 and 2020, respectively.

All interests are included in interest expense on the accompanying condensed consolidated statements of operations.

NOTE 8 – BANK LOANS

Bank loans of $5,064,142 represented amount due to one financial institution in Hong Kong that are repayable in a term of 30 years, with 360 monthly installments and interest is charged at the annual rate of 2.5% below its best lending rate.

Revolving credit line of $6,322,417 is expected to be repaid in the next twelve months and interest is charged at the rate of 1.63% per annum over the Hong Kong Dollar Best Lending Rate.

At December 31, 2020, the banking facilities of the Company were secured by:

●	Personal guarantee by the directors of the Company’s subsidiary;

●	Legal charge and rental assignment over the leasehold land and buildings owned by its related companies which are controlled by the major shareholder of the Company, Mr. Chan Tin Chi; and

●	Hong Kong Mortgage Corporation Limited.

At December 31, 2020 and 2019, bank loans consisted of the following:

	December 31, 2020	December 31, 2019

Mortgage loan	$5,064,142	$5,098,796
Line of revolving loan	6,322,417	4,558,749
Short-term bank loans	-	1,195,297

Total bank loans	11,386,559	10,852,842
Less: Total bank loans – discontinued operations	-	(1,195,297)
Total bank loans – continuing operations	$11,386,559	$9,657,545

Reclassifying as:
Current portion	$6,446,139	$4,676,184
Long-term portion (more than 12 months)	4,940,420	4,981,361

Total bank loans	$11,386,559	$9,657,545

Interest related to the bank loans from continuing operations was $263,369 and $322,201 for the years ended December 31, 2020 and 2019, respectively.

Interest related to the bank loans from discontinued operations was $0 and $147,631 for the years ended December 31, 2020 and 2019, respectively.

All interests are included in interest expense on the accompanying consolidated statements of operations.